Related Party Transactions - Disclosure of Interests in Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
Gas | Goldfields Power
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint operation	50.00%
Gas | Fort Saskatchewan
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint operation	60.00%
Gas | Fortescue River Gas Pipeline
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint operation	43.00%
Gas | Joffre
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint operation	40.00%
Gas | McMahon
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint operation	50.00%
Gas | Primrose
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint operation	50.00%
Wind and Solar | McBride Lake
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint operation	50.00%
Wind and Solar | Soderglen
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint operation	50.00%
Wind and Solar | Pingston
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint operation	50.00%
Skookumchuck | Wind and Solar
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture	49.00%
Canada | TransAlta Generation Partnership
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	100.00%
Canada | TransAlta Cogeneration, L.P.
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	50.01%
Canada | TransAlta Energy Marketing Corp.
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	100.00%
Canada | TransAlta Renewables Inc.
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	100.00%
Canada | Heartland Generation Ltd.
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	100.00%
Canada | Alberta Power (2000) Ltd.
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	100.00%
U.S. | TransAlta Centralia Generation, LLC
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	100.00%
U.S. | TransAlta Energy Marketing (U.S.), Inc.
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	100.00%
Australia | TransAlta Energy (Australia), Pty Ltd.
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	100.00%